Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Non Controlling Interests
	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	790,229	700,000	—	—
Loss for the year	(300,713)	(141,896)	—	—
Increase in accretion of redeemable noncontrolling interests	210,484	141,896	—	—
Reversal due to extinguishment of put option	—	(700,000)	—	—

Balance at end of the year	700,000	—	—	—